INCOME TAXES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Accumulated tax losses	$ 1.9	$ 1.5
Accumulated net operating loss	$ 4.8	$ 4.7
H S W D T And Y S [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of preferential value added tax	13.00%
Shenzhen Hua Peng Fa Logistic Co Ltd [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of preferential value added tax			3.00%
Domestic Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of value added tax	13.00%
Logistic Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of value added tax	9.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	16.50%
People's Republic of China [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal statutory tax rate	25.00%	25.00%
Percentage of preferential tax benefits and EIT rate and term description	The preferential tax rate will be expired at end of year 2022 and the EIT rate will be 25% from year 2023
People's Republic of China [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage on enterprise income tax	5.00%
People's Republic of China [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage on enterprise income tax	15.00%